SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details)	6 Months Ended
Sep. 30, 2025
Machinery [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment useful life	5 years
Machinery [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment useful life	10 years
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment useful life	5 years
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment useful life	5 years